Future Accounting Pronouncements	6 Months Ended
Jun. 30, 2017
Accounting Changes and Error Corrections [Abstract]
Future Accounting Pronouncements
FUTURE ACCOUNTING PRONOUNCEMENTS

The Corporation considers the applicability and impact of all ASUs issued by the Financial Accounting Standards Board (“FASB”). The following updates have been issued by FASB, but have not yet been adopted by Fortis. Any ASUs not included below were assessed and determined to be either not applicable to the Corporation or are not expected to have a material impact on the consolidated financial statements.

Revenue from Contracts with Customers
ASU No. 2014-09 was issued in May 2014 and the amendments in this update create Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers, and supersede the revenue recognition requirements in ASC Topic 605, Revenue Recognition, including most industry-specific revenue recognition guidance throughout the codification. This standard clarifies the principles for recognizing revenue and can be applied consistently across various transactions, industries and capital markets. In 2016 a number of additional ASUs were issued that clarify implementation guidance in ASC Topic 606. This standard, and all related ASUs, is effective for annual and interim periods beginning after December 15, 2017. Early adoption is permitted for annual and interim periods beginning after December 15, 2016. The Corporation has elected not to early adopt.

The new guidance permits two methods of adoption: (i) the full retrospective method, under which comparative periods would be restated, and the cumulative impact of applying the standard would be recognized as at January 1, 2017, the earliest period presented; and (ii) the modified retrospective method, under which comparative periods would not be restated and the cumulative impact of applying the standard would be recognized at the date of initial adoption, January 1, 2018. The Corporation expects to use the modified retrospective approach; however, it continues to monitor interpretative issues that remain outstanding. Any significant developments in interpretative issues could change the Corporation’s expected method of adoption.

More than 80% of the Corporation’s revenue is generated from energy sales to retail and wholesale customers based on published tariff rates, as approved by the respective regulators, and is considered to be in the scope of ASU No. 2014-09. Fortis has assessed retail and wholesale tariff revenue and expects that the adoption of this standard will not change the Corporation’s accounting policy for recognizing retail and wholesale tariff revenue and, therefore, will not have an impact on earnings.

Fortis continues to assess whether this standard will have an impact on its remaining revenue streams. The Corporation has not disclosed the expected impact of the adoption of this standard on its consolidated financial statements as it is not expected to be material. However, certain specific interpretative issues remain outstanding and the conclusions reached, if different than currently anticipated, could have a material impact on the Corporation’s consolidated financial statements and related disclosures. Fortis continues to closely monitor developments related to the new standard.

The adoption of this standard will impact the Corporation’s revenue disclosures as revenue from contracts with customers is required to be reported separately from alternative revenue, which is outside the scope of ASC Topic 606. Fortis is in the process of drafting these required disclosures.
As part of its effort to adopt the new revenue recognition standard, Fortis is monitoring its adoption process under its existing internal controls over financial reporting (“ICFR”), including accounting processes and the gathering and evaluation of information used in assessing the required disclosures. As the implementation process continues, Fortis will assess any necessary changes to ICFR.

Recognition and Measurement of Financial Assets and Financial Liabilities
ASU No. 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities, was issued in January 2016 and the amendments in this update address certain aspects of recognition, measurement, presentation and disclosure of financial instruments. Most notably, the amendments require the following: (i) equity investments in unconsolidated entities (other than those accounted for using the equity method of accounting) to be measured at fair value through earnings; however, entities will be able to elect to record equity investments without readily determinable fair values at cost, less impairment, and plus or minus subsequent adjustments for observable price changes; and (ii) financial assets and financial liabilities to be presented separately in the notes to the consolidated financial statements, grouped by measurement category and form of financial asset. This update is effective for annual and interim periods beginning after December 15, 2017. Fortis is assessing the impact that the adoption of this update will have on its consolidated financial statements and related disclosures.

Leases
ASU No. 2016-02 was issued in February 2016 and the amendments in this update create ASC Topic 842, Leases, and supersede lease requirements in ASC Topic 840, Leases. The main provision of ASC Topic 842 is the recognition of lease assets and lease liabilities on the balance sheet by lessees for those leases that were previously classified as operating leases. For operating leases, a lessee is required to do the following: (i) recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, on the balance sheet; (ii) recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term on a generally straight-line basis; and (iii) classify all cash payments within operating activities in the statement of cash flows. These amendments also require qualitative disclosures along with specific quantitative disclosures. This update is effective for annual and interim periods beginning after December 15, 2018 and is to be applied using a modified retrospective approach with practical expedient options. Early adoption is permitted. Fortis is assessing the impact that the adoption of this update will have on its consolidated financial statements and related disclosures.

Measurement of Credit Losses on Financial Instruments
ASU No. 2016-13, Measurement of Credit Losses on Financial Instruments, was issued in June 2016 and the amendments in this update require entities to use an expected credit loss methodology and to consider a broader range of reasonable and supportable information to inform credit loss estimates. This update is effective for annual and interim periods beginning after December 15, 2019 and is to be applied on a modified retrospective basis. Early adoption is permitted for annual and interim periods beginning after December 15, 2018. Fortis is assessing the impact that the adoption of this update will have on its consolidated financial statements and related disclosures.

Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost
ASU No. 2017-07, Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost, was issued in March 2017 and the amendments in this update require that an employer disaggregate the current service costs component of net benefit cost and present it in the same statement of earnings line item(s) as other employee compensation costs arising from services rendered. The other components of net benefit cost are required to be presented separately from the service cost component and outside of operating income. Additionally, the amendments allow only the service cost component to be eligible for capitalization when applicable. This update is effective for annual and interim periods beginning after December 15, 2017. Early adoption is permitted. The amendments in this update should be applied retrospectively for the presentation of the net periodic benefit costs and prospectively, on and after the effective date, for the capitalization in assets of only the service cost component of net periodic benefit costs. Fortis is assessing the impact that the adoption of this update will have on its consolidated financial statements and related disclosures.